Document Information	12 Months Ended
Mar. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001340677
Registrant Name	SILVERCORP METALS INC
Period End Date	Mar. 31, 2024
Reporting Currency	USD